Overview (Details Narrative)							12 Months Ended
	May 27, 2025 USD ($) $ / shares shares	Feb. 20, 2025 USD ($) shares	Dec. 27, 2024 USD ($) shares	Dec. 12, 2024 $ / shares shares	Nov. 21, 2024 $ / shares shares	Oct. 25, 2024 shares	Apr. 30, 2025 SGD ($) shares		Apr. 30, 2024 SGD ($)	[2]	Apr. 30, 2026 USD ($) $ / shares shares	Aug. 13, 2025 $ / shares shares	Mar. 19, 2025 shares	Jan. 10, 2025 shares
IfrsStatementLineItems [Line Items]
Authorized shares capital											20,000,000,000
Par value per share | $ / shares											$ 0.000025
Cash | $							$ 200,000	[1]	$ 250,000
Ordinary share [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares											$ 0.001	$ 4.00
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Authorized shares capital											500,000,000
Divided ordinary shares							33,350,000					1,650,000
Authorized share capital | $											$ 500,000
Events after reporting period [member]
IfrsStatementLineItems [Line Items]
Description for forward share split and changed in authorized share capital	the Company amended its memorandum of association to effect a 1:40 forward share split and changed the authorized share capital to US$500,000 divided into 20,000,000,000 ordinary shares with a par value of US$0.000025 each.
Initial Public Offering [Member] | Ordinary share [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares	$ 0.000025
Initial Public Offering [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Authorized shares capital	20,000,000,000
Divided ordinary shares	20,000,000,000
Authorized share capital | $	$ 500,000
Mr. Lim Say Wei [Member]
IfrsStatementLineItems [Line Items]
Number of initial share transferred						1
XJL International Ltd [member]
IfrsStatementLineItems [Line Items]
Number of initial share transferred					1
Authorized shares capital					500,000,000
Par value per share | $ / shares					$ 0.001
Divided ordinary shares			762,998										672,000
Cash | $			$ 15,260
Equity interest percentage			76.30%										67.20%
XJL International Ltd [member] | Events after reporting period [member]
IfrsStatementLineItems [Line Items]
Number of shares surrendered	4,468,800
Number of shares recapitalization	22,411,200
Elec Power Ltd [member]
IfrsStatementLineItems [Line Items]
Number of initial share transferred				1
Authorized shares capital				50,000
Par value per share | $ / shares				$ 1.00
Beyond Merchant Limited [member]
IfrsStatementLineItems [Line Items]
Divided ordinary shares			49,000										49,000
Cash | $			$ 9,800
Equity interest percentage			4.90%										4.90%
Beyond Merchant Limited [member] | Events after reporting period [member]
IfrsStatementLineItems [Line Items]
Number of shares surrendered	325,850
Number of shares recapitalization	1,634,150
Key Stone Builders Group Limited [member]
IfrsStatementLineItems [Line Items]
Divided ordinary shares			49,000										49,000
Cash | $			$ 9,800
Equity interest percentage			4.90%										4.90%
Number of shares surrendered	325,850
Number of shares recapitalization	1,634,150
Kingkey Holdings International Limited [member]
IfrsStatementLineItems [Line Items]
Divided ordinary shares			45,000										45,000
Cash | $			$ 9,000
Equity interest percentage			4.50%										4.50%
Kingkey Holdings International Limited [member] | Events after reporting period [member]
IfrsStatementLineItems [Line Items]
Number of shares surrendered	299,250
Number of shares recapitalization	1,500,750
Canningale Investments Limited [member]
IfrsStatementLineItems [Line Items]
Divided ordinary shares			45,000										45,000
Cash | $			$ 9,000
Equity interest percentage			4.50%										4.50%
Canningale Investments Limited [member] | Events after reporting period [member]
IfrsStatementLineItems [Line Items]
Number of shares surrendered	299,250
Number of shares recapitalization	1,500,750
Swift Build Solutions Group Limited [member]
IfrsStatementLineItems [Line Items]
Divided ordinary shares			49,000										49,000
Cash | $			$ 9,800
Equity interest percentage			4.90%										4.90%
Number of shares surrendered	325,850
Number of shares recapitalization	1,634,150
Ms Cheng [member]
IfrsStatementLineItems [Line Items]
Divided ordinary shares													27,000	27,000
Equity interest percentage													2.70%	2.70%
Mr Chi [member]
IfrsStatementLineItems [Line Items]
Divided ordinary shares													30,000	30,000
Equity interest percentage													3.00%	3.00%
Number of shares surrendered	199,500
Number of shares recapitalization	1,000,500
Mr Chi [member] | Events after reporting period [member]
IfrsStatementLineItems [Line Items]
Number of shares surrendered	179,550
Number of shares recapitalization	900,450
Mr Choo [member]
IfrsStatementLineItems [Line Items]
Divided ordinary shares		34,000											34,000
Cash | $		$ 18,000
Equity interest percentage		3.40%											3.40%
Mr Choo [member] | Events after reporting period [member]
IfrsStatementLineItems [Line Items]
Number of shares surrendered	226,100
Number of shares recapitalization	1,133,900

[1]	On December 12, 2024, director’s loan amounted to SGD200,000 is capitalized by the allotment and issuance of 200,000 ordinary shares in the share capital of a subsidiary BNL to the director. Share capital of the subsidiary BNL increased from SGD500,000 to SGD700,000 after the capitalization of director’s loan.
[2]	BNL has a share capital of SGD250,000 as at April 30, 2023. On October 31, 2023, BNL’s share capital was increased by SGD250,000 through the issuance of new shares to Mr. Lim who is the sole shareholder of BNL. As a result, BNL’s share capital is SGD500,000 as at April 30, 2024.